UNITED STATES SECURITIES AND EXCHANGE COMMISSION

                              Washington, DC 20549

                               Form 13F COVER PAGE

          Report for the Calendar Year or Quarter Ended: June 30, 2003
            Check here if Amendment |_|; Amendment Number: __________

                        This Amendment (Check only one.):

                         |_| is a restatement.
                         |_| adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name: Technology Crossover Management III, L.L.C.

Address: 528 Ramona Street, Palo Alto, CA 94301

Form 13F File Number: 28-05373

          The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name: Carla S. Newell

Title: Attorney-in-Fact

Phone: 650-614-8200

Signature, Place, and Date of Signing:
--------------------------------------

/s/ Carla S. Newell
[Signature]

Palo Alto, California
--------------------------------------
[City, State]

July 7, 2003
--------------------------------------
[Date]

Report Type (Check only one.):

|X| 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

|_| 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

|_| 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

                              FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:              None

Form 13F Information Table Entry Total:         6

Form 13F Information Table Value Total:         $46,501

List of Other Included Managers:

    NONE

                           FORM 13F INFORMATION TABLE

                                                       VALUE    SHARES/     SH/  PUT/  INVSTMT  OTHER         VOTING AUTHORITY
NAME OF ISSUER              TITLE OF CLASS   CUSIP    (X$1000)  PRN AMT     PRN  CALL  DSCRETN MANAGERS    SOLE    SHARED     NONE
--------------------------- -------------- ---------  --------  --------    ---  ----  ------- --------  --------  ------   --------
Advanced Switching
 Communications             Common         00757V106         0   3,177,920  SH         Sole             3,177,920    0         0
eLoyalty Corp.              Common         290151109       738     189,165  SH         Sole               189,165    0         0
EXE Technologies, Inc.      Common         301504106     2,945     585,425  SH         Sole               585,425    0         0
Expedia, Inc.               Common         302125109    41,573     546,006  SH         Sole               546,006    0         0
Firepond, Inc.              Common         318224102     1,109     344,423  SH         Sole               344,423    0         0
J.D. Edwards & Company      Common         281667105       136       9,516* SH         Sole                 9,516*   0         0
                                               TOTAL    46,501

*includes 9,516 shares held in escrow